Leases - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-use assets at beginning of period	€ 805	€ 912
Depreciation	(214)	(223)	€ (225)
Right-of-use assets at end of period	884	805	912
Gross carrying amount
Leases
Right-of-use assets at beginning of period	1,286	1,169
Translation differences	50
Net additions	285	148
Retirements	(80)	(31)
Right-of-use assets at end of period	1,541	1,286	1,169
Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(481)	(257)
Translation differences	(17)
Impairment charges	(25)	(32)
Retirements	80	31
Depreciation	(214)	(223)
Right-of-use assets at end of period	(657)	(481)	(257)
Buildings
Leases
Right-of-use assets at beginning of period	720	839
Right-of-use assets at end of period	785	720	839
Buildings | Gross carrying amount
Leases
Right-of-use assets at beginning of period	1,106	1,048
Translation differences	47
Net additions	209	89
Retirements	(44)	(31)
Right-of-use assets at end of period	1,318	1,106	1,048
Buildings | Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(386)	(209)
Translation differences	(15)
Impairment charges	(25)	(32)
Retirements	44	31
Depreciation	(151)	(176)
Right-of-use assets at end of period	(533)	(386)	(209)
Other
Leases
Right-of-use assets at beginning of period	85	73
Right-of-use assets at end of period	99	85	73
Other | Gross carrying amount
Leases
Right-of-use assets at beginning of period	180	121
Translation differences	3
Net additions	76	59
Retirements	(36)
Right-of-use assets at end of period	223	180	121
Other | Accumulated depreciation, amortization and impairment
Leases
Right-of-use assets at beginning of period	(95)	(48)
Translation differences	(2)
Retirements	36
Depreciation	(63)	(47)
Right-of-use assets at end of period	€ (124)	€ (95)	€ (48)